Subsequent Events (Details)			12 Months Ended
	Apr. 07, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 18, 2025 USD ($)	Feb. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | (per share)			$ 0.03			$ 0.25	$ 0.03	$ 0.25
Gross proceeds | $			$ 10,760,000
Option purchase period			45 days
Subsequent Event [Member]
Subsequent Events [Line Items]
Consummated ordinary share (in Shares) | shares		2,500,000
Subsequent Event [Member] | Global A Plus Investment SPC Ltd [Member]
Subsequent Events [Line Items]
Gross proceeds of short-term investment | $				$ 8,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.25
Ordinary shares, equivalent (in Dollars per share) | $ / shares		$ 0.03
Price per share (in Dollars per share) | $ / shares		$ 4
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds | $		$ 10,000,000
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Consummated ordinary share (in Shares) | shares			375,000
Over-Allotment Option [Member] | Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds | $	$ 760,000
Sold ordinary shares (in Shares) | shares	190,000
Sale of per share (in Dollars per share) | $ / shares	$ 4